Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets:
Cash and due from banking subsidiaries	¥ 2,292,295	¥ 2,046,324
Interest-bearing deposits in banking subsidiaries	71,143,684	72,066,719
Other assets	8,234,429	8,280,151
Total assets	276,741,152	272,173,152	¥ 248,780,700
Liabilities and shareholders' equity:
Long-term debt	14,914,120	16,277,331
Other liabilities	6,608,355	6,268,999
Shareholders' equity	10,065,015	9,929,071
Total liabilities and equity	276,741,152	272,173,152
Parent Company
Assets:
Cash and due from banking subsidiaries	35,683	23,394
Interest-bearing deposits in banking subsidiaries	440	431
Other assets	525,732	629,277
Total assets	20,938,928	20,512,853
Liabilities and shareholders' equity:
Short-term borrowings from a banking subsidiary	530,000	631,000
Long-term debt	9,921,424	9,546,009
Other liabilities	422,489	406,773
Shareholders' equity	10,065,015	9,929,071
Total liabilities and equity	20,938,928	20,512,853
Parent Company | Banking Subsidiaries
Assets:
Investments in subsidiaries and affiliated companies	8,460,561	8,542,884
Parent Company | Banking Subsidiaries | Affiliated Entity
Assets:
Long-term loans receivable from subsidiaries	9,949,664	9,567,224
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Assets:
Investments in subsidiaries and affiliated companies	1,452,849	1,305,643
Parent Company | Non Banking Subsidiaries And Affiliated Companies | Affiliated Entity
Assets:
Long-term loans receivable from subsidiaries	¥ 514,000	¥ 444,000